SCHEDULE OF GOODWILL (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Goodwill [Line Items]
Goodwill, Beginning balance	$ 42,886	$ 44,011	$ 44,011
Foreign currency exchange adjustments	5,142		(1,125)
Impairment	(995)
Goodwill, Ending balance	47,033		42,886
Soft Wheat [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	32,261	33,151	33,151
Foreign currency exchange adjustments	3,923		(890)
Impairment
Goodwill, Ending balance	36,184		32,261
Durum Wheat [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	2,359	2,411	2,411
Foreign currency exchange adjustments	222		(52)
Impairment	(995)
Goodwill, Ending balance	1,586		2,359
Couscous and Pasta [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	8,266	$ 8,449	8,449
Foreign currency exchange adjustments	997		(183)
Impairment
Goodwill, Ending balance	$ 9,263		$ 8,266